Federated Hermes Adjustable Rate Fund
Portfolio of Investments
May 31, 2021 (unaudited)
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—43.1%
		Federal Home Loan Mortgage Corporation—10.8%
$ 140,511		REMIC, Series 2380, Class FL, 0.700% (1-month USLIBOR +0.600%), 11/15/2031	$141,900
145,035		REMIC, Series 2434, Class FA, 1.100% (1-month USLIBOR +1.000%), 3/15/2032	148,519
62,605		REMIC, Series 2448, Class FA, 1.100% (1-month USLIBOR +1.000%), 1/15/2032	64,015
66,238		REMIC, Series 2452, Class FC, 1.100% (1-month USLIBOR +1.000%), 1/15/2032	67,730
176,796		REMIC, Series 2459, Class FP, 1.100% (1-month USLIBOR +1.000%), 6/15/2032	180,797
45,582		REMIC, Series 2470, Class EF, 1.100% (1-month USLIBOR +1.000%), 3/15/2032	46,677
208,613		REMIC, Series 2475, Class F, 1.100% (1-month USLIBOR +1.000%), 2/15/2032	213,600
162,223		REMIC, Series 2475, Class FD, 0.650% (1-month USLIBOR +0.550%), 6/15/2031	164,312
138,352		REMIC, Series 2480, Class NF, 1.100% (1-month USLIBOR +1.000%), 1/15/2032	141,591
44,883		REMIC, Series 2498, Class AF, 1.100% (1-month USLIBOR +1.000%), 3/15/2032	45,961
175,571		REMIC, Series 3085, Class UF, 0.550% (1-month USLIBOR +0.450%), 12/15/2035	177,447
370,921		REMIC, Series 3156, Class HF, 0.585% (1-month USLIBOR +0.485%), 8/15/2035	374,630
588,150		REMIC, Series 3208, Class FD, 0.548% (1-month USLIBOR +0.400%), 8/15/2036	592,954
572,254		REMIC, Series 3208, Class FG, 0.500% (1-month USLIBOR +0.400%), 8/15/2036	576,928
140,231		REMIC, Series 3213, Class GF, 0.530% (1-month USLIBOR +0.430%), 9/15/2036	141,550
810,244		REMIC, Series 3284, Class AF, 0.410% (1-month USLIBOR +0.310%), 3/15/2037	812,504
1,262,292		REMIC, Series 3314, Class FE, 0.418% (1-month USLIBOR +0.270%), 5/15/2037	1,257,804
406,318		REMIC, Series 3380, Class FP, 0.450% (1-month USLIBOR +0.350%), 11/15/2036	408,708
475,573		REMIC, Series 3550, Class GF, 0.850% (1-month USLIBOR +0.750%), 7/15/2039	484,618
652,028		REMIC, Series 3556, Class FA, 1.010% (1-month USLIBOR +0.910%), 7/15/2037	667,645
246,704		REMIC, Series 3593, Class CF, 0.700% (1-month USLIBOR +0.600%), 2/15/2036	250,723
867,665		REMIC, Series 4452, Class FP, 0.400% (1-month USLIBOR +0.300%), 10/15/2043	868,499
2,986,649		REMIC, Series 4508, Class CF, 0.500% (1-month USLIBOR +0.400%), 9/15/2045	3,006,592
1,883,656		REMIC, Series 4915, Class FG, 0.541% (1-month USLIBOR +0.450%), 9/25/2049	1,895,906
889,572		REMIC, Series 4959, Class JF, 0.541% (1-month USLIBOR +0.450%), 3/25/2050	894,665
3,575,650		REMIC, Series 4998, Class KF, 0.360% (Secured Overnight Financing Rate +0.350%), 8/25/2050	3,586,947
		TOTAL	17,213,222
		Federal National Mortgage Association—29.7%
24,049		REMIC, Series 1995-17, Class B, 2.188%, 2/25/2025	24,111
153,813		REMIC, Series 2001-32, Class FA, 0.641% (1-month USLIBOR +0.550%), 7/25/2031	155,423
62,890		REMIC, Series 2001-57, Class FA, 0.541% (1-month USLIBOR +0.450%), 6/25/2031	63,221
50,485		REMIC, Series 2001-62, Class FC, 0.741% (1-month USLIBOR +0.650%), 11/25/2031	51,265
63,733		REMIC, Series 2001-71, Class FS, 0.691% (1-month USLIBOR +0.600%), 11/25/2031	64,627
228,066		REMIC, Series 2002-7, Class FG, 0.991% (1-month USLIBOR +0.900%), 1/25/2032	232,672
112,213		REMIC, Series 2002-8, Class FA, 0.847% (1-month USLIBOR +0.750%), 3/18/2032	114,319
136,511		REMIC, Series 2002-52, Class FG, 0.591% (1-month USLIBOR +0.500%), 9/25/2032	137,860
338,837		REMIC, Series 2002-58, Class FG, 1.091% (1-month USLIBOR +1.000%), 8/25/2032	347,002
55,061		REMIC, Series 2002-60, Class FH, 1.091% (1-month USLIBOR +1.000%), 8/25/2032	56,388
109,588		REMIC, Series 2002-77, Class FA, 1.097% (1-month USLIBOR +1.000%), 12/18/2032	112,265
47,031		REMIC, Series 2002-77, Class FG, 0.647% (1-month USLIBOR +0.550%), 12/18/2032	47,669
146,879		REMIC, Series 2005-67, Class FM, 0.441% (1-month USLIBOR +0.350%), 8/25/2035	147,495
185,619		REMIC, Series 2006-11, Class FB, 0.391% (1-month USLIBOR +0.300%), 3/25/2036	186,619
663,555		REMIC, Series 2006-65, Class DF, 0.441% (1-month USLIBOR +0.350%), 7/25/2036	666,421
258,788		REMIC, Series 2006-76, Class QF, 0.491% (1-month USLIBOR +0.400%), 8/25/2036	260,734
1,880,957		REMIC, Series 2006-81, Class FA, 0.441% (1-month USLIBOR +0.350%), 9/25/2036	1,892,846

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 858,077		REMIC, Series 2006-85, Class PF, 0.471% (1-month USLIBOR +0.380%), 9/25/2036	$866,019
707,426		REMIC, Series 2006-103, Class FB, 0.491% (1-month USLIBOR +0.400%), 10/25/2036	712,881
1,500,560		REMIC, Series 2006-123, Class CF, 0.351% (1-month USLIBOR +0.260%), 1/25/2037	1,504,342
2,426,661		REMIC, Series 2006-W1, Class 2AF1, 0.311% (1-month USLIBOR +0.220%), 2/25/2046	2,398,153
129,664		REMIC, Series 2007-20, Class F, 0.351% (1-month USLIBOR +0.260%), 3/25/2037	129,841
1,473,183		REMIC, Series 2007-71, Class WF, 0.541% (1-month USLIBOR +0.450%), 7/25/2037	1,485,887
324,919		REMIC, Series 2007-88, Class FW, 0.641% (1-month USLIBOR +0.550%), 9/25/2037	324,096
81,716		REMIC, Series 2007-102, Class FA, 0.661% (1-month USLIBOR +0.570%), 11/25/2037	83,085
363,630		REMIC, Series 2008-69, Class FB, 1.091% (1-month USLIBOR +1.000%), 6/25/2037	373,516
81,630		REMIC, Series 2008-75, Class DF, 1.341% (1-month USLIBOR +1.250%), 9/25/2038	84,064
607,623		REMIC, Series 2009-78, Class UF, 0.861% (1-month USLIBOR +0.770%), 10/25/2039	620,409
1,019,796		REMIC, Series 2009-87, Class FX, 0.841% (1-month USLIBOR +0.750%), 11/25/2039	1,038,998
1,245,345		REMIC, Series 2009-87, Class HF, 0.941% (1-month USLIBOR +0.850%), 11/25/2039	1,273,408
1,734,737		REMIC, Series 2009-106, Class FN, 0.841% (1-month USLIBOR +0.750%), 1/25/2040	1,765,813
521,138		REMIC, Series 2010-39, Class EF, 0.611% (1-month USLIBOR +0.520%), 6/25/2037	527,116
3,234,926		REMIC, Series 2010-68, Class BF, 0.591% (1-month USLIBOR +0.500%), 7/25/2040	3,272,782
2,066,555		REMIC, Series 2011-4, Class PF, 0.641% (1-month USLIBOR +0.550%), 2/25/2041	2,087,943
562,096		REMIC, Series 2012-65, Class FB, 0.611% (1-month USLIBOR +0.520%), 6/25/2042	570,156
2,366,794		REMIC, Series 2012-130, Class DF, 0.491% (1-month USLIBOR +0.400%), 12/25/2042	2,375,732
2,324,034		REMIC, Series 2014-20, Class FB, 0.491% (1-month USLIBOR +0.400%), 4/25/2044	2,340,032
1,650,658		REMIC, Series 2016-32, Class FA, 0.491% (1-month USLIBOR +0.400%), 10/25/2034	1,660,899
1,174,288		REMIC, Series 2016-83, Class FA, 0.591% (1-month USLIBOR +0.500%), 11/25/2046	1,183,549
2,852,158		REMIC, Series 2018-15, Class JF, 0.391% (1-month USLIBOR +0.300%), 3/25/2048	2,862,790
4,066,714		REMIC, Series 2018-70, Class HF, 0.441% (1-month USLIBOR +0.350%), 10/25/2058	4,086,204
3,064,402		REMIC, Series 2019-33, Class FB, 0.541% (1-month USLIBOR +0.450%), 7/25/2049	3,083,472
1,056,426		REMIC, Series 2019-41, Class FC, 0.541% (1-month USLIBOR +0.450%), 8/25/2049	1,061,417
2,308,134		REMIC, Series 2019-42, Class LF, 0.441% (1-month USLIBOR +0.350%), 8/25/2049	2,323,863
2,639,074		REMIC, Series 2020-34, Class FA, 0.541% (1-month USLIBOR +0.450%), 6/25/2050	2,658,453
		TOTAL	47,315,857
		Government National Mortgage Association—2.6%
491,348		REMIC, Series 2012-42, Class HF, 0.469% (1-month USLIBOR +0.370%), 3/20/2042	493,267
3,605,008		REMIC, Series 2015-119, Class FN, 0.349% (1-month USLIBOR +0.250%), 8/20/2045	3,595,172
		TOTAL	4,088,439
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $68,161,178)	68,617,518
	[1]	ADJUSTABLE RATE MORTGAGES—19.7%
		Federal Home Loan Mortgage Corporation ARM—7.6%
761,842		2.198%, 12/1/2034	795,148
2,029,650		2.342%, 7/1/2034	2,086,480
1,107,934		2.375%, 2/1/2035	1,169,333
1,250,572		2.510%, 7/1/2036	1,302,208
674,620		2.587%, 4/1/2037	705,993
732,267		2.614%, 8/1/2035	770,852
691,427		2.637%, 7/1/2038	714,000
808,090		2.655%, 11/1/2034	850,187
1,141,335		2.658%, 10/1/2033	1,188,198
1,227,077		2.803%, 7/1/2035	1,284,088
566,982		3.136%, 5/1/2035	590,567
727,193		3.720%, 4/1/2034	763,114
		TOTAL	12,220,168

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—12.0%
$ 244,507		1.648%,9/1/2033	$249,473
717,872		1.759%,10/1/2034	736,417
114,171		1.810%,7/1/2036	117,782
686,723		1.821%,8/1/2034	704,990
31,855		1.839%,4/1/2034	32,995
522,452		1.850%,6/1/2034	536,747
63,030		1.895%,5/1/2038	65,039
251,085		1.940%,10/1/2037	258,645
131,758		1.962%,12/1/2034	136,618
163,337		1.987%,5/1/2035	170,194
109,329		2.049%,5/1/2035	113,435
209,665		2.060%,2/1/2036	221,144
320,410		2.069%,1/1/2035	331,702
790,769		2.069%,5/1/2039	818,678
90,933		2.073%,11/1/2035	95,017
1,886,419		2.111%,8/1/2039	1,978,058
286,982		2.117%,5/1/2035	300,578
455,746		2.123%,12/1/2034	474,955
47,587		2.130%,2/1/2036	50,019
1,059,188		2.195%,2/1/2042	1,114,473
818,705		2.210%,1/1/2040	860,404
72,658		2.220%,10/1/2033	76,625
99,193		2.239%,10/1/2035	105,047
602,647		2.307%,1/1/2035	631,597
402,324		2.335%,11/1/2039	422,956
262,822		2.340%,12/1/2033	275,360
315,914		2.398%,10/1/2035	332,431
226,089		2.424%,7/1/2035	234,352
731,784		2.425%,7/1/2035	766,017
893,528		2.431%,10/1/2035	937,899
567,997		2.436%,7/1/2035	593,059
342,353		2.441%,7/1/2035	358,665
1,469,920		2.467%,7/1/2034	1,540,848
182,318		2.557%,6/1/2035	192,623
350,696		2.622%,7/1/2034	367,755
1,813,842		2.642%,8/1/2035	1,917,374
280,560		2.668%,7/1/2035	292,217
317,655		2.670%,6/1/2033	332,516
257,337		2.683%,7/1/2039	268,873
55,012		3.153%,7/1/2027	57,556
		TOTAL	19,071,133
		Government National Mortgage Association ARM—0.1%
7,032		2.000%, 1/20/2022	7,055
16,334		2.000%, 2/20/2023	16,498
15,321		2.000%, 3/20/2023	15,482
9,978		2.000%, 1/20/2030	10,417
14,174		2.125%, 11/20/2023	14,323
21,758		2.125%, 10/20/2029	22,269
14,644		2.250%, 7/20/2023	14,774
16,197		2.250%, 9/20/2023	16,347

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Government National Mortgage Association ARM—continued
$ 14,744		2.875%, 5/20/2029	$15,096
		TOTAL	132,261
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $31,333,928)	31,423,562
		ASSET-BACKED SECURITIES—13.6%
	[1]	Auto Receivables—3.1%
1,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class A2, 0.600% (1-month USLIBOR +0.500%), 9/15/2025	1,501,083
3,350,000		NextGear Floorplan Master Owner Trust 2019-1A, Class A1, 0.750% (1-month USLIBOR +0.650%), 2/15/2024	3,359,140
78,844		Santander Drive Auto Receivables Trust 2020-1, Class A2B, 1.650% (1-month USLIBOR +1.550%), 1/17/2023	79,080
		TOTAL	4,939,303
	[1]	Credit Card—9.1%
3,000,000		American Express Credit Account Master Trust 2018-5, Class A, 0.440% (1-month USLIBOR +0.340%), 12/15/2025	3,017,286
3,250,000		American Express Credit Account Master Trust 2018-9, Class A, 0.480% (1-month USLIBOR +0.380%), 4/15/2026	3,270,988
2,270,000		Discover Card Execution Note Trust 2017-A5, Class A5, 0.700% (1-month USLIBOR +0.600%), 12/15/2026	2,304,313
3,150,000		Discover Card Execution Note Trust 2017-A7, Class A7, 0.460% (1-month USLIBOR +0.360%), 4/15/2025	3,167,773
790,000		Discover Card Execution Note Trust 2018-A2, Class A2, 0.430% (1-month USLIBOR +0.330%), 8/15/2025	794,879
2,000,000		First National Master Note Trust 2018-1, Class A, 0.560% (1-month USLIBOR +0.460%), 10/15/2024	2,005,154
		TOTAL	14,560,393
	[1]	Other—0.3%
403,599		Sofi Professional Loan Program LLC, Class A1, 1.841% (1-month USLIBOR +1.750%), 8/25/2036	408,202
		Student Loans—1.1%
717,160		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	725,707
961,802	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.214% (1-month USLIBOR +1.100%), 7/15/2053	967,576
		TOTAL	1,693,283
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $21,480,950)	21,601,181
		MORTGAGE-BACKED SECURITIES—12.2%
		Federal Home Loan Mortgage Corporation—1.7%
1,988,353		2.000%, 5/1/2036	2,055,127
599,698		4.000%, 9/1/2047	646,636
		TOTAL	2,701,763
		Federal National Mortgage Association—8.6%
2,872,576		1.500%, 1/1/2036	2,909,792
2,935,523		1.500%, 3/1/2036	2,973,555
1,973,467		2.000%, 4/1/2036	2,039,742
1,989,226		2.000%, 5/1/2036	2,056,030
423,629		3.000%, 8/1/2023	446,099
2,937,305		4.000%, 3/1/2048	3,145,862
66,390		5.000%, 1/1/2024	69,275
		TOTAL	13,640,355
	[2]	Uniform Mortgage-Backed Securities, TBA—1.9%
3,000,000		2.000%, 6/1/2036	3,099,609
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $19,210,886)	19,441,727
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—4.4%
		Agency Commercial Mortgage-Backed Securities—4.4%
1,500,000		FHLMC REMIC, Series KF90, Class AS, 0.390% (Secured Overnight Financing Rate +0.380%), 9/25/2030	1,504,758
4,450,000		FHLMC REMIC, Series KF94, Class AL, 0.407% (1-month USLIBOR +0.300%), 11/25/2030	4,457,327
1,117,565		FNMA REMIC, Series 2020-M5, Class FA, 0.570% (1-month USLIBOR +0.460%), 1/25/2027	1,120,378
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,065,989)	7,082,463

Principal Amount or Shares			Value
	[1]	U.S. TREASURY—3.8%
		U.S. Treasury Notes—3.8%
$6,000,000		United States Treasury Floating Rate Notes, 0.049% (91-day T-Bill +0.034%), 4/30/2023 (IDENTIFIED COST $6,000,416)	$6,000,010
		NON-AGENCY MORTGAGE-BACKED SECURITY—0.5%
		Non-Agency Mortgage—0.5%
853,088		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043 (IDENTIFIED COST $853,089)	852,567
		INVESTMENT COMPANY—4.7%
7,423,006		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[3] (IDENTIFIED COST $7,423,006)	7,423,006
		TOTAL INVESTMENT IN SECURITIES—102.0% (IDENTIFIED COST $161,529,442)	162,442,034
		OTHER ASSETS AND LIABILITIES - NET—(2.0)%[4]	(3,197,134)
		TOTAL NET ASSETS—100%	$159,244,900
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 8/31/2020	$13,299,121
Purchases at Cost	$96,440,922
Proceeds from Sales	$(102,317,037)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 5/31/2021	$7,423,006
Shares Held as of 5/31/2021	7,423,006
Dividend Income	$1,826

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$68,617,518	$—	$68,617,518
Adjustable Rate Mortgages	—	31,423,562	—	31,423,562
Asset-Backed Securities	—	21,601,181	—	21,601,181
Mortgage-Backed Securities	—	19,441,727	—	19,441,727
Commercial Mortgage-Backed Securities	—	7,082,463	—	7,082,463
U.S. Treasury	—	6,000,010	—	6,000,010
Non-Agency Mortgage-Backed Security	—	852,567	—	852,567
Investment Company	7,423,006	—	—	7,423,006
TOTAL SECURITIES	$7,423,006	$155,019,028	$—	$162,442,034

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit